Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 288,673,833	$ 300,825,264
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	121,675,444	143,009,330
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	124,957,211	107,247,569
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	31,711,159	38,271,386
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	10,281,205	12,235,336
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 48,814	$ 61,643